Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt and Credit Facilities
Schedule of short and long term debt

Debt and credit facilities are comprised of the following:

Short-Term Debt

	December 31	December 31
($ millions)	2023	2022
Commercial paper(1)	494	2 807
(1)	The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2023 was 5.57% (December 31, 2022 – 4.93%).

Long-Term Debt

	December 31	December 31
($ millions)	2023	2022
Fixed-term debt(2)(3)
5.60% Series 9 Medium Term Notes, due 2025	1 000	-
5.40% Series 10 Medium Term Notes, due 2026	500	-
3.00% Series 5 Medium Term Notes, due 2026	115	115
7.875% Debentures, due 2026 (US$275)	369	381
8.20% Notes, due 2027 (US$59)(4)	57	61
7.00% Debentures, due 2028 (US$250)	333	342
3.10% Series 6 Medium Term Notes, due 2029	79	79
5.00% Series 7 Medium Term Notes, due 2030	154	154
7.15% Notes, due 2032 (US$500)	659	676
5.35% Notes, due 2033 (US$300)	153	161
5.95% Notes, due 2034 (US$500)	659	675
5.95% Notes, due 2035 (US$600)	262	268
5.39% Series 4 Medium Term Notes, due 2037	279	279
6.50% Notes, due 2038 (US$1 150)	1 516	1 553
6.80% Notes, due 2038 (US$900)	1 204	1 235
6.85% Notes, due 2039 (US$750)	988	1 013
6.00% Notes, due 2042 (US$152)(4)	42	35
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	987	1 011
3.95% Series 8 Medium Term Notes, due 2051	493	493
3.75% Notes, due 2051 (US$750)	980	1 009
Total unsecured long-term debt	11 129	9 840

Lease liabilities(5)	3 826	3 012
Deferred financing costs	(42)	(40)
	14 913	12 812
Current portion of long-term debt and lease liabilities
Lease liabilities	(348)	(317)
Long-term debt	-	-
	(348)	(317)
Total long-term lease liabilities	3 478	2 695
Total long-term debt	11 087	9 800
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)	Interest rates range from 0.9% to 13.4% and maturity dates range from 2024 to 2062.

Scheduled principal repayments for leases liabilities, short term debt and long term debt

Scheduled principal repayments as at December 31, 2023 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2024	842
2025	1 310
2026	1 246
2027	307
2028	570
Thereafter	11 132
15 407

Summary of available and unutilized credit facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2023
Fully revolving and expiring in 2026	5 451
Can be terminated at any time at the option of the lenders	1 520
Total credit facilities	6 971
Credit facilities supporting outstanding commercial paper	(494)
Credit facilities supporting standby letters of credit	(944)
Total unutilized credit facilities(1)	5 533

(1)	Available credit facilities for liquidity purposes at December 31, 2023 increased to $4.957 billion, compared to $2.900 billion at December 31, 2022.